Inventories (Tables)	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories as of March 31, 2016 and December 31, 2015 consist of the following:

	March 31, 2016	December 31, 2015
	(in millions)
Raw materials	$1,386	$1,254
Work-in-process	935	747
Finished goods	4,309	3,689
Total inventories	$6,630	$5,690